Document and Entity Information	Mar. 03, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Mar. 03, 2023
Entity Registrant Name	DHC Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-40130
Entity Tax Identification Number	98-1574798
Entity Address, Address Line One	535 Silicon Drive
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Southlake
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76092
City Area Code	214
Local Phone Number	452-2300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001838163
Capital Units [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-third of one redeemable warrant
Trading Symbol	DHCAU
Security Exchange Name	NASDAQ
Class A ordinary shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	DHCA
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share of at an exercise price of $11.50
Trading Symbol	DHCAW
Security Exchange Name	NASDAQ